GOVERNMENT PARTICIPATION	12 Months Ended
Mar. 31, 2025
Government Grants [Abstract]
GOVERNMENT PARTICIPATION	GOVERNMENT PARTICIPATION Government contributions were recognized as follows:

	2025	2024
Credited to non-financial assets	$21.4	$20.4
Credited to income	34.3	27.9
	$55.7	$48.3